Share-based payments - Disclosure of range of exercise prices, number of options and weighted average remaining contractual life (Details)	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	3,862,527	5,211,472	6,882,845
Weighted average remaining contractual life of options outstanding	3 years 4 months 9 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 74.53	$ 70.21	$ 66.36
Number of options exercisable (in shares) | shares	3,699,805	4,772,088
Weighted average exercise price of options exercisable (in CAD per share)	$ 73.51	$ 67.46
39.47 to 41.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	44,112
Weighted average remaining contractual life of options outstanding	1 month 13 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 39.65
Number of options exercisable (in shares) | shares	44,112
Weighted average exercise price of options exercisable (in CAD per share)	$ 39.65
39.47 to 41.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	39.47
39.47 to 41.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 41.63
47.36 to 52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	310,323
Weighted average remaining contractual life of options outstanding	11 months 23 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 48.39
Number of options exercisable (in shares) | shares	310,323
Weighted average exercise price of options exercisable (in CAD per share)	$ 48.39
47.36 to 52.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	47.36
47.36 to 52.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 52.63
56.69 to 63.23
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,787,289
Weighted average remaining contractual life of options outstanding	2 years 5 months 12 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 63.20
Number of options exercisable (in shares) | shares	1,787,289
Weighted average exercise price of options exercisable (in CAD per share)	$ 63.20
56.69 to 63.23 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	56.69
56.69 to 63.23 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 63.23
67.04 to 85.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	968,073
Weighted average remaining contractual life of options outstanding	3 years 11 months 8 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 84.57
Number of options exercisable (in shares) | shares	968,073
Weighted average exercise price of options exercisable (in CAD per share)	$ 84.57
67.04 to 85.62 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	67.04
67.04 to 85.62 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 85.62
97.84 to 115.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	752,730
Weighted average remaining contractual life of options outstanding	5 years 11 months 8 days
Weighted average exercise price of options outstanding (in CAD per share)	$ 101.35
Number of options exercisable (in shares) | shares	590,008
Weighted average exercise price of options exercisable (in CAD per share)	$ 102.31
97.84 to 115.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	97.84
97.84 to 115.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share)	$ 115.01